Change In Accounting For Contingent Rental Income	9 Months Ended	12 Months Ended
	Sep. 24, 2011	Dec. 25, 2010
Change In Accounting For Contingent Rental Income [Abstract]
Change In Accounting For Contingent Rental Income

(3) Change in Accounting for Contingent Rental Income

In fiscal year 2010, we elected to change our method of accounting for contingent rental income to comply with the guidance prescribed by the SEC. This change in accounting principle has been applied retrospectively to the prior periods presented. The following financial statement line items for the three and nine months ended September 25, 2010 were impacted by this accounting change (in thousands):

	Three months ended September 25, 2010		Nine months ended September 25, 2010
	As originally reported	As adjusted	As originally reported	As adjusted

Rental income	$22,808	23,375	68,930	69,807
Total revenues	148,964	149,531	426,482	427,359
Operating income	54,007	54,574	148,268	149,145
Income before income taxes	28,392	28,959	63,944	64,821
Provision for income taxes	9,937	10,117	22,430	22,704
Net income	18,455	18,842	41,514	42,117

(3) Change in accounting for contingent rental income

In certain cases, rental income is contingent on a franchisee's sales level, in excess of a stipulated amount. Historically, the Company recognized contingent rental income prior to achieving the stipulated threshold based on the probability of achieving the threshold, which is permissible for private companies that are not subject to the guidance prescribed by the Securities and Exchange Commission (SEC). For companies subject to SEC interpretations, contingent rental income should not be recognized until the stated threshold is achieved, at which point the revenue is actually earned. As the Company is now required under its senior credit facility and Senior Notes agreements to provide financial statements that comply with SEC regulations, we elected to change our method of accounting for contingent rental income to comply with the SEC requirements. This change in accounting does not have a significant impact on our results of operations or financial position, as it only impacts the timing of revenue recognition over, typically, a one-year period within each lease agreement. Cash flows were not impacted by this change in accounting.

This change in accounting principle has been applied retrospectively to all prior periods presented. The following financial statement line items for fiscal years 2009 and 2008 were impacted by this accounting change (in thousands):

	December 26, 2009
	As originally reported	As adjusted

Accounts receivable, net	$34,435	32,893
Deferred income taxes, net (current)	12,598	14,707
Total current assets	321,538	322,105
Goodwill	884,673	887,850
Total assets	3,220,973	3,224,717
Deferred income(a)	33,161	26,547
Total current liabilities	240,886	244,571
Accumulated deficit	(657,309)	(657,250)
Total stockholders' equity (deficit)	(461,452)	(461,393)
Total liabilities, common stock, and stockholders' equity (deficit)	3,220,973	3,224,717

(a)	Deferred income, as originally reported, of $22.9 million was combined with $14.0 million of other current liabilities in the fiscal year 2009 issued financial statements, under one caption titled deferred income and other current liabilities, which totaled $36.9 million (see note 2(x)).

	December 26, 2009		December 27, 2008
	As originally reported	As adjusted	As originally reported	As adjusted

Rental income	$93,182	93,651	97,662	97,886
Total revenues	537,604	538,073	544,705	544,929
Operating income (loss)	184,076	184,545	(141,117)	(140,893)
Income (loss) before income taxes	73,807	74,276	(260,990)	(260,766)
Provision for income taxes	39,070	39,268	9,042	9,132
Net income (loss)	34,737	35,008	(270,032)	(269,898)

Goodwill was increased by $3.2 million, which represents the cumulative deferral of income, net of deferred taxes, as of March 1, 2006 (the date of the BCT Acquisition). As a result of the accounting change, retained earnings as of December 29, 2007 was reduced by $346 thousand, reflecting the cumulative impact on net income through that date since the BCT Acquisition.